SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details)	6 Months Ended
Jun. 30, 2026
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	Shorter of the estimated useful life or remaining lease term
Building [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Building [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	38 years
Automotive Sector [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	4 years
Tools, Dies and Molds [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	2 years
Tools, Dies and Molds [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years